Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA  19103

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.drinkerbiddle.com

February 7, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             THE RBB FUND, INC.

File No. 333-193147

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Company’s Pre-Effective Amendment No. 2 (the “Amendment”) to its Registration Statement on Form N-14 under the 1933 Act, which was filed on January 31, 2014, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-1137.

Sincerely,

/s/ Mary Jo Reilly
Mary Jo Reilly